Financial Instruments - Summary of Obligations Due (Detail) - Liquidity risk [member] $ in Thousands	Apr. 30, 2019 CAD ($)
2019 [member]
Disclosure of reclamation obligations continuity [line items]
Trade and other payables	$ 3,399
Current portion of loan payable	1,507
Non-Current portion of loan payable	0
Reclamation and closure obligations	0
2020 [member]
Disclosure of reclamation obligations continuity [line items]
Non-Current portion of loan payable	3,081
2023 and beyond [member]
Disclosure of reclamation obligations continuity [line items]
Reclamation and closure obligations	$ 1,254